Schedule of Information by segments (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Segment Reporting Information [Line Items]
Revenue	$ 4,594,433	$ 5,907,981	$ 3,773,324	$ 4,686,925
Cost of revenues	(2,315,745)	(2,977,816)	(1,511,927)	(2,244,486)
Gross profit	2,278,688	2,930,165	2,261,397	2,442,439
Operating expenses:
General and administrative expenses	(5,166,145)	(6,643,146)	(6,683,728)	(4,987,498)
IPO related expenses				(5,003,802)
Total operating expenses	(5,166,145)	(6,643,146)	(6,683,728)	(9,991,300)
Loss from operations	(2,887,457)	(3,712,981)	(4,422,331)	(7,548,861)
Other income (loss), net:
Other income	42,802	55,039	176,540	265,208
Interest expense	(391,439)	(503,352)	(34,846)	(183,046)
Other expense		(23,898)	(20,870)	(81,088)
Total other income (expense), net	(367,222)	(472,211)	120,824	1,074
Loss before tax expense	(3,254,679)	(4,185,192)	(4,301,507)	(7,547,787)
Income tax expense			368,542	(23,086)
Net loss	$ (3,254,679)	(4,185,192)	(3,932,965)	(7,570,873)
Robots [Member]
Segment Reporting Information [Line Items]
Revenue		4,427,369	1,535,783	3,633,740
Cost of revenues		(2,633,026)	(768,545)	(1,985,601)
Gross profit		1,794,343	767,238	1,648,139
Operating expenses:
General and administrative expenses		(1,347,704)	(869,078)	(91,391)
IPO related expenses
Total operating expenses		(1,347,704)	(869,078)	(91,391)
Loss from operations		446,639	(101,840)	1,556,748
Other income (loss), net:
Other income			22,500	94,514
Interest expense			(662)	(14,070)
Other expense		60,389	(7,218)
Total other income (expense), net		60,389	14,620	80,444
Loss before tax expense		507,028	(87,220)	1,637,192
Income tax expense			345,455
Net loss		507,028	258,235	1,637,192
Software Services Rendered [Member]
Segment Reporting Information [Line Items]
Revenue		1,480,612	2,237,541	1,053,185
Cost of revenues		(344,790)	(743,382)	(258,885)
Gross profit		1,135,822	1,494,159	794,300
Operating expenses:
General and administrative expenses		(3,702,047)	(4,360,352)	(4,369,709)
IPO related expenses
Total operating expenses		(3,702,047)	(4,360,352)	(4,369,709)
Loss from operations		(2,566,225)	(2,866,193)	(3,575,409)
Other income (loss), net:
Other income		55,039	153,109	163,606
Interest expense		(503,963)	(33,573)	(168,976)
Other expense		(47,432)	(13,621)	(18,678)
Total other income (expense), net		(496,356)	105,915	(24,048)
Loss before tax expense		(3,062,581)	(2,760,278)	(3,599,457)
Income tax expense			11,025	(11,024)
Net loss		(3,062,581)	(2,749,253)	(3,610,481)
Others [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenues
Gross profit
Operating expenses:
General and administrative expenses		(1,593,395)	(1,454,298)	(526,398)
IPO related expenses				(5,003,802)
Total operating expenses		(1,593,395)	(1,454,298)	(5,530,200)
Loss from operations		(1,593,395)	(1,454,298)	(5,530,200)
Other income (loss), net:
Other income			931	7,088
Interest expense		611	(611)
Other expense		(36,855)	(31)	(62,410)
Total other income (expense), net		(36,244)	289	(55,322)
Loss before tax expense		(1,629,639)	(1,454,009)	(5,585,522)
Income tax expense			12,062	(12,062)
Net loss		$ (1,629,639)	$ (1,441,947)	$ (5,597,584)